Intangible Assets, Net (Details Textual) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets, Net [Abstract]
Amortization expense of intangible assets	$ 5,278		$ 5,278
Platforms amortized over period			5 years